BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of assets acquired and liabilities, fair values at acquisition date
US$’000
Fair Value of Consideration
Cash	12,500
Equity Instruments (1.8m ADSs)	3,960
Contingent Consideration Arrangement	6,760
23,220
Recognized amounts of identifiable net assets
Non-current assets
Property, plant and equipment	1,569
Other intangible assets	9,360
Financial assets	9
Total non-current assets	10,938

Current assets
Inventory	1,296
Other receivables	135
Total current assets	1,431

Current liabilities
Trade and other payables	(50)
Total current liabilities	(50)

Non-current liabilities
Deferred tax liability	(1,170)
Total non-current liabilities	(1,170)

Identifiable net assets	11,149

Goodwill on acquisition	12,071

Consideration settled in cash	12,500
Acquisition costs charged to expenses	1,516
Net cash paid relating to the acquisition	14,016